COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 10 - COMMITMENT AND CONTINGENCIES

A. Leases:

1.	On August 15, 2019, Yetsira entered into a lease agreement with WeWork for office space. The lease is for a one-year term running from September 2019 through August 2020. The monthly rental fee amounts to approximately NIS8 thousands (approximately $2 thousands). In addition, the Company is obligated to pay a monthly membership fee based on the terms in the Agreement.

2.	On May 24, 2020, Yetsira entered into new Lease Agreement (the “Lease Agreement”) with Capital Market Moduls Ltd. (“Mutual Funds Moduls”), an unrelated third party, for leasing premises which including 2 rooms and 1 parking spot. The lease is for a period term commencing June 1, 2020 through termination of the agreement by each of the parties in advance notice of 3 months. The monthly lease fee amounts to approximately NIS 9 thousands (approximately $3 thousands) and the Company has an option to lease additional open spaces for additional monthly fee as determined in the Lease Agreement.

The payments above are associated with short-term leases of premises with a lease term of twelve months or less and therefore are out of scope of ASC 842 “Leases.” Consequently, these payments are recognized on a straight-line basis as an expense in the Consolidated Statements of Operations and Comprehensive Loss.

3.	On October 22, 2020, Ocean Yetsira entered into new Lease Agreement (the “New Lease Agreement”) with an unrelated third party, for leasing premises which including 196 square meters and 4 parking spaces. The lease is for a term commencing December 1, 2020 throughout November 30, 2022 (the “Leasing Period”), and Ocean Yetsira has the right to terminate the New Lease Agreement in an advance notice of 3 months following the lapse of first 9 months of Leasing Period. The monthly lease fee amounted to NIS 65 (approximately $19) for each square meter and NIS 750 (approximately $214) for each parking space. The monthly lease fee is linked to the index price customer.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 10 - COMMITMENT AND CONTINGENCIES (CONT.)

A. (Continued)

In addition, Ocean Yetsira has the right to extend the Leasing Period by additional 24 months, as long as advance notice of 6 months has been provided before the ending of the Leasing Period.

Ocean Yetsira pledged an amount of NIS 55 (approximately $16) to secure its commitments under the New Lease Agreement for a period commencing the closing of the New Lease Agreement through 60 days following the New Lease Agreement’s termination date.

The New Lease Agreement replaced the Lease Agreement signed with Capital Market Moduls (see Note 10A2).

The lease was capitalized under ASC 842: minimum payment $5 thousands, 24 months, interest rate 3.6%.

Total lease expenses amounted to $57 thousands and $59 thousands for the years ended December 31, 2021 and 2020, respectively.

B.	On January 1, 2017, Ocean Yetsira entered into an Agreement with Ayalon Mutual Funds Ltd (“Ayalon MFM”) under which Ocean Yetsira receives hosting services from Ayalon and provides fund portfolio management services for funds under the management of Ayalon MFM. The company ceased to receive hosting services from Ayalon MFM in August 2020.

On April 5, 2020, Ocean Yetsira entered into new hosting agreement (the “Hosting Agreement”) with Mutual Funds Moduls, under which Ocean Yetsira received hosting services from Mutual Funds Moduls and provided fund portfolio management services for funds under the management of Mutual Funds Moduls.

The Hosting Agreement term was for unlimited period commencing the date in which the Company’s funds were transferred from the former funds administrator and may be terminate upon occurrence of events as determined in the agreement.

As of July 16, 2020, the Company’s funds were transferred from the former funds administrator and the Hosting Agreement has entered into effect.

Following the acquisition of Ocean, the mutual fund management activity of the group is managed through Ocean.

On September 24, 2020, Ocean entered into a new hosting agreement (the “New Hosting Agreement”) with Sigma Mutual Funds Ltd. (“Sigma Mutual Funds”), an unrelated third party, under which Ocean receives hosting services from Sigma Mutual Funds and provides fund portfolio management services for funds under the management of Sigma Mutual Funds. The New Hosting Agreement replaced the Hosting Agreement signed with Mutual Funds Moduls.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 10 - COMMITMENT AND CONTINGENCIES (CONT.)

B. (Continued)

The New Hosting Agreement term is for unlimited period commencing the date in which the Company’s funds are transferred from the former funds administrator and may be terminate upon occurrence of events as determined in the New Hosting Agreement. As of November 9, 2020, the Company’s funds were transferred from the former funds administrator and the New Hosting Agreement has entered into effect.

During the years ended December 31, 2021 and 2020, the Company incurred hosting services and fund portfolio management services expenses in total amount of $912 thousands and $469 thousands which were recorded as cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss.

C. Yetsira and Ocean Yetsira entered into Administration Service Agreements (the “Agreements”) with certain of the Company stockholders (the “Service Providers”), under which the Service Providers will provide outsourced executive services over a period of 12 months commencing from the Effective Date. In consideration of their services, the Service Providers will be entitled to (1) monthly consideration which is subject to the volume of assets administered by Ocean Yetsira; (2) bonus awards as defined and under conditions specified in the Agreements and (3) reimbursement of reasonable expenses that were incurred to perform the services.

In addition, the Service Providers are also committed to non-competition clauses over a period of twenty-four months commencing the Effective Date (the “Non-Competition Period”). It was agreed that (1) upon termination of the Agreement by the Company, the Service Providers will be entitled to their monthly based salary over the period commencing the termination period and through the Non-Competition Period or (2) upon resignation of the Agreement by a Service Provider, the Service Provider will be entitled to 50% of his monthly based salary over the period commencing the termination period and through the Non-Competition Period but the Company has the right to avoid the payment by release the Service Provider from this commitment under the non-competition clause.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 10 - COMMITMENT AND CONTINGENCIES (CONT.)

D. (Continued)

D.	On June 18, 2021, Guy Nissensohn, the Company’s Chief Executive officer (“CEO”) and Acting Chief Financial Officer (“CFO”), passed away. Following Mr. Nissensohn’s death, the Board of Directors (the “Board”) appointed Niv Nissensohn to serve as interim CEO, effective immediately. Niv Nissensohn (Guy Nissensohn’s brother) assumed Guy Nissensohn’s role as a director on the Board. Shmuel Yelshevich was appointed as Interim CFO of the Company, effective immediately. The Board also appointed Yaniv Aharon as Chairman of the Board, effective immediately.

On November 24, 2021, shareholders constituting the majority voting power (the “Majority Shareholders”) of CREATIONS, INC. (the “Company”) appointed Ilan Arad Keshet and Shmuel Yelshevich to serve, along with Yaniv Aharon as Directors (“Directors”) of the Company.

On November 24, 2021, Niv Nissenson resigned as Director, effective upon and simultaneously with the appointments of Mr. Arad and Mr. Yelshevich as Directors. Mr. Nissenson’s resignation was not a result of any disagreement with the Company.

On November 24, 2021, Niv Nissenson resigned as Interim CEO of Creations Inc, effective December 3rd, 2021.

On December 17, 2021, the Board of Directors (the “Board”) of the “Company” appointed Shmuel Yelshevich to serve as Chief Executive Officer, President, Treasurer and Secretary of the Company, effective December 20, 2021.

On December 17, 2021, the Board appointed Ilan Arad to serve as Chairman of the Board, effective December 20, 2021.

On December 17, 2021, the Board appointed each of Shmuel Yelshevich and Ilan Arad to serve on the boards of Ocean Yetsira, Ltd., Ocean Partners, Y.O.D.M. and Yetsira Investment House, LTD (the “Subsidiaries”), each of which is a wholly-owned subsidiary of the Company, with such appointments effective December 20, 2021.

E.	On February 22, 2021, the Board approved the agreement between the Company and Yaniv Aharon (“the service provider”) for the provision of management services (the “Agreement”) with Ocean Yetsira, effective July 1, 2020. The service provider will provide investment house services in a consideration ranging between the amounts as detailed in the agreement depending on the volume of managed assets as follows:

Gradation of the volume of managed assets in NIS millions*	Monthly salary (NIS)*

Up to NIS1,000M (up to $297M)	NIS20,000 ($5,938)
NIS1,001M to NIS2,000M ($297M to $594M)	NIS30,000 ($8,907)
NIS2,001M to NIS3,000M ($594M to $891M)	NIS45,000 ($13,361)
NIS3,001M to NIS4,000M ($891M to $1,188M)	NIS65,000 ($19,299)
NIS4,001M and above ($1,188 and above)	NIS85,000 ($25,237)

*	The amounts in dollars are translated from NIS and subject to changes in the exchange rates.

In addition, the service provider will be entitled to an annual compensation, starting in 2022, for the year 2021 onwards, calculated as follows:

2.5% of the EBITDA between NIS2M to NIS6M (between $0.6M to $1.78M)

2% of the EBITDA above NIS6M (above $1.78M)

1% of the EBITDA above NIS10M (above $2.97M)

The bonus is limited to NIS500 thousand a year ($148 thousand)

F.	As of December 31, 2021, a bank guarantee in the amount of $17 is issued regarding the Company’s office lease.